Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Number Of Shares Outstanding Basic And Diluted Proforma [Abstract]
Depreciation expenses	¥ 189,712	¥ 199,133	¥ 223,759
Amount due for purchase of property, plant and equipment	¥ 23,432	¥ 31,318